Accounting Policies (Details) $ in Thousands			9 Months Ended
	Oct. 08, 2023 shares	Aug. 10, 2023 shares	Sep. 30, 2023 USD ($) segment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of then-outstanding preferred stock on an as-converted to common stock basis			99.2
Derivative instrument, contingent consideration, liability, earnout period	5 years	5 years
Number of operating segments			1
Number of reportable segments			1
Derivative Instrument, Contingent Earnout Liability [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares unvested (in shares) | shares	3,125,000	3,125,000
Fair Value, Inputs, Level 1
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investments in money market funds | $			$ 8,617
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life			2 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life			7 years